JPMorgan SmartRetirement® Blend 2035 Fund
Schedule of Portfolio Investments as of September 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 64.2%
Fixed Income — 24.6%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	92,395	676,332
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,784	31,240
JPMorgan High Yield Fund Class R6 Shares (a)	20,499	135,088
Total Fixed Income		842,660
International Equity — 3.2%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,247	109,039
U.S. Equity — 36.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	12,441	1,248,935
Total Investment Companies (Cost $1,534,947)		2,200,634
Exchange-Traded Funds — 27.5%
Alternative Assets — 1.4%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	492	46,974
International Equity — 20.5%
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	1,724	109,141
JPMorgan BetaBuilders International Equity ETF (a)	8,447	592,375
Total International Equity		701,516
U.S. Equity — 5.6%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,250	130,001
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	856	63,479
Total U.S. Equity		193,480
Total Exchange-Traded Funds (Cost $667,122)		941,970
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.9%
U.S. Treasury Bonds
4.63%, 2/15/2040	760	773
3.13%, 2/15/2043	4,950	4,040
3.88%, 2/15/2043	605	549
3.63%, 8/15/2043	147	128
3.00%, 8/15/2048	6,630	4,985
1.63%, 11/15/2050	2,599	1,395
4.13%, 8/15/2053	2,095	1,894
4.25%, 2/15/2054	720	665
4.50%, 11/15/2054	145	140
4.75%, 5/15/2055	120	120
U.S. Treasury Notes
4.00%, 12/15/2025 (b)	850	850
4.25%, 1/31/2026 (b)	4,641	4,644
4.25%, 11/30/2026	2,620	2,635
3.50%, 1/31/2028	3,355	3,346
3.75%, 4/15/2028	2,050	2,056
1.38%, 10/31/2028	3,690	3,448

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
4.25%, 1/31/2030	4,217	4,306
4.88%, 10/31/2030	7,800	8,199
1.38%, 11/15/2031	3,600	3,116
3.50%, 2/15/2033	205	199
4.50%, 11/15/2033	4,780	4,942
4.00%, 2/15/2034	3,910	3,900
3.88%, 8/15/2034	5,155	5,076
4.25%, 11/15/2034	1,070	1,082
4.25%, 5/15/2035	1,040	1,050
U.S. Treasury STRIPS Bonds
4.13%, 11/15/2033 (c)	380	272
5.09%, 11/15/2040 (c)	210	103
Total U.S. Treasury Obligations (Cost $64,266)		63,913
Corporate Bonds — 1.6%
Aerospace & Defense — 0.1%
Boeing Co. (The)
2.70%, 2/1/2027	664	650
6.53%, 5/1/2034	50	55
3.75%, 2/1/2050	250	185
L3Harris Technologies, Inc.
5.25%, 6/1/2031	230	239
5.40%, 7/31/2033	61	64
Leidos, Inc. 5.75%, 3/15/2033	50	53
Northrop Grumman Corp. 3.85%, 4/15/2045	90	73
RTX Corp.
3.75%, 11/1/2046	80	63
2.82%, 9/1/2051	70	44
		1,426
Automobiles — 0.0% ^
Hyundai Capital America
2.38%, 10/15/2027 (d)	198	191
4.55%, 9/26/2029 (d)	100	100
		291
Banks — 0.5%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 5.52%, 12/3/2035 (d) (e)	200	207
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (d) (e)	200	212
(SOFR + 1.65%), 5.32%, 5/15/2031 (d) (e)	200	206
Banco Santander SA (Spain) 5.59%, 8/8/2028	200	208
Bank of America Corp.
(SOFR + 1.33%), 2.97%, 2/4/2033 (e)	610	556
(SOFR + 1.84%), 5.87%, 9/15/2034 (e)	80	86
(SOFR + 1.65%), 5.47%, 1/23/2035 (e)	160	167
(SOFR + 1.31%), 5.51%, 1/24/2036 (e)	130	136
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (d) (e)	200	207

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Banque Federative du Credit Mutuel SA (France) 5.54%, 1/22/2030 (d)	200	208
Barclays plc (United Kingdom)
(SOFR + 1.88%), 6.50%, 9/13/2027 (e)	200	204
(SOFR + 1.23%), 5.37%, 2/25/2031 (e)	200	206
(SOFR + 1.59%), 5.79%, 2/25/2036 (e)	200	209
(SOFR + 2.42%), 6.04%, 3/12/2055 (e)	216	228
BNP Paribas SA (France)
(SOFR + 1.52%), 5.18%, 1/9/2030 (d) (e)	275	282
(SOFR + 1.59%), 5.50%, 5/20/2030 (d) (e)	200	207
(SOFR + 1.28%), 5.28%, 11/19/2030 (d) (e)	280	288
(SOFR + 1.62%), 5.79%, 1/13/2033 (d) (e)	200	210
BPCE SA (France)
5.28%, 5/30/2029 (d)	250	258
(SOFR + 1.58%), 5.39%, 5/28/2031 (d) (e)	250	257
(SOFR + 1.85%), 5.94%, 5/30/2035 (d) (e)	250	262
(SOFR + 1.96%), 6.03%, 5/28/2036 (d) (e)	250	263
CaixaBank SA (Spain)
(SOFR + 2.77%), 6.84%, 9/13/2034 (d) (e)	200	223
(SOFR + 1.79%), 5.58%, 7/3/2036 (d) (e)	200	205
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (e)	400	395
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	630	646
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	684	687
(SOFR + 1.35%), 3.06%, 1/25/2033 (e)	268	244
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.99%, 5/27/2031 (d) (e)	250	255
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (d) (e)	250	255
(SOFR + 1.69%), 5.34%, 1/10/2030 (d) (e)	250	257
(SOFR + 1.36%), 4.82%, 9/25/2033 (d) (e)	250	249
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (d) (e)	200	201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.93%), 5.02%, 3/4/2031 (d) (e)	200	204
DNB Bank ASA (Norway) (SOFR + 1.05%), 4.85%, 11/5/2030 (d) (e)	305	311
Fifth Third Bancorp (SOFR + 1.84%), 5.63%, 1/29/2032 (e)	316	331
HSBC Holdings plc (United Kingdom)
(SOFR + 1.73%), 2.01%, 9/22/2028 (e)	650	623
(SOFR + 1.29%), 5.29%, 11/19/2030 (e)	245	253
Huntington Bancshares, Inc. (SOFR + 1.28%), 5.27%, 1/15/2031 (e)	80	83
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 4.45%, 9/23/2031 (d) (e)	400	398
KeyCorp (SOFRINDX + 1.23%), 5.12%, 4/4/2031 (e)	330	339
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 0.93%), 5.19%, 9/12/2036 (e)	200	203
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (e)	250	264
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.92%), 4.71%, 7/8/2031 (e)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.32%, 7/8/2036 (e)	200	206

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (e)	400	401
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (e)	275	280
Norinchukin Bank (The) (Japan) 5.36%, 9/9/2035 (d)	200	203
PNC Financial Services Group, Inc. (The)
(SOFR + 1.33%), 4.90%, 5/13/2031 (e)	115	117
(SOFR + 1.93%), 5.07%, 1/24/2034 (e)	266	271
(SOFR + 1.42%), 5.37%, 7/21/2036 (e)	15	15
Royal Bank of Canada (Canada) (SOFRINDX + 1.08%), 4.65%, 10/18/2030 (e)	170	172
Santander Holdings USA, Inc. (SOFR + 2.50%), 6.17%, 1/9/2030 (e)	75	78
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.55%), 4.86%, 9/11/2030 (e)	215	217
Skandinaviska Enskilda Banken AB (Sweden) 4.50%, 9/3/2030 (d)	200	200
Societe Generale SA (France)
5.25%, 2/19/2027 (d)	200	202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (d) (e)	400	436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (d) (e)	200	210
(SOFR + 1.73%), 5.44%, 10/3/2036 (d) (e)	300	299
Truist Financial Corp.
(SOFR + 2.45%), 7.16%, 10/30/2029 (e)	65	70
(SOFR + 1.31%), 5.07%, 5/20/2031 (e)	150	154
(SOFR + 1.85%), 5.12%, 1/26/2034 (e)	185	188
(SOFR + 1.92%), 5.71%, 1/24/2035 (e)	62	65
US Bancorp (SOFR + 1.30%), 5.08%, 5/15/2031 (e)	115	118
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	26	27
(SOFR + 1.50%), 5.20%, 1/23/2030 (e)	30	31
(SOFR + 2.10%), 4.90%, 7/25/2033 (e)	27	27
(SOFR + 2.02%), 5.39%, 4/24/2034 (e)	32	33
(SOFR + 1.99%), 5.56%, 7/25/2034 (e)	330	347
(SOFR + 1.78%), 5.50%, 1/23/2035 (e)	300	313
(SOFR + 1.38%), 5.21%, 12/3/2035 (e)	365	373
(SOFR + 1.74%), 5.60%, 4/23/2036 (e)	36	38
(SOFR + 2.53%), 3.07%, 4/30/2041 (e)	18	14
(SOFR + 2.13%), 4.61%, 4/25/2053 (e)	120	105
		17,105
Beverages — 0.0% ^
Constellation Brands, Inc. 4.50%, 5/9/2047	210	176
Biotechnology — 0.1%
AbbVie, Inc.
5.05%, 3/15/2034	255	262
4.05%, 11/21/2039	300	269
Amgen, Inc. 5.65%, 3/2/2053	335	334
Biogen, Inc. 5.75%, 5/15/2035	80	84
Gilead Sciences, Inc. 2.60%, 10/1/2040	332	244
		1,193

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	150	122
Building Products — 0.0% ^
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	40	42
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The) (SOFR + 1.85%), 6.47%, 10/25/2034 (e)	60	67
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	62	44
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	300	293
(SOFR + 1.32%), 2.55%, 1/7/2028 (e)	150	147
(SOFR + 1.21%), 5.37%, 1/10/2029 (e)	150	153
(SOFR + 3.18%), 6.72%, 1/18/2029 (e)	200	210
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	155	159
(SOFR + 1.30%), 4.95%, 8/4/2031 (e)	170	172
Goldman Sachs Group, Inc. (The)
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	80	85
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	175	183
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	185	190
(SOFR + 1.55%), 5.33%, 7/23/2035 (e)	385	396
Macquarie Group Ltd. (Australia) (SOFR + 1.53%), 2.87%, 1/14/2033 (d) (e)	150	135
Morgan Stanley
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	110	112
(SOFR + 1.59%), 5.16%, 4/20/2029 (e)	105	107
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	20	21
(SOFR + 1.26%), 5.66%, 4/18/2030 (e)	140	146
(SOFR + 1.22%), 5.04%, 7/19/2030 (e)	70	72
(SOFR + 1.20%), 2.51%, 10/20/2032 (e)	550	491
(SOFR + 1.73%), 5.47%, 1/18/2035 (e)	40	42
(SOFR + 1.56%), 5.32%, 7/19/2035 (e)	95	98
(SOFR + 1.49%), 3.22%, 4/22/2042 (e)	40	31
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (e)	40	41
UBS Group AG (Switzerland) (USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (d) (e)	310	310
		3,705
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	304	312
EIDP, Inc.
5.13%, 5/15/2032	155	159
4.80%, 5/15/2033	75	75
RPM International, Inc. 2.95%, 1/15/2032	61	55
		601
Commercial Services & Supplies — 0.0% ^
Element Fleet Management Corp. (Canada)
6.32%, 12/4/2028 (d)	200	212
5.04%, 3/25/2030 (d)	95	97
		309

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Construction & Engineering — 0.0% ^
Quanta Services, Inc. 5.10%, 8/9/2035	110	110
Consumer Finance — 0.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	300	295
6.10%, 1/15/2027	400	408
Aircastle Ltd. 5.25%, 3/15/2030 (d)	150	153
American Express Co.
(SOFR + 1.22%), 4.92%, 7/20/2033 (e)	55	56
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (e)	120	125
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (d)	259	259
2.53%, 11/18/2027 (d)	162	156
4.95%, 1/15/2028 (d)	95	96
5.15%, 1/15/2030 (d)	150	152
Capital One Financial Corp.
(SOFR + 1.91%), 5.70%, 2/1/2030 (e)	60	62
(SOFR + 1.63%), 5.20%, 9/11/2036 (e)	115	114
Hyundai Capital Services, Inc. (South Korea) 5.13%, 2/5/2029 (d)	200	204
Macquarie Airfinance Holdings Ltd. (United Kingdom)
5.20%, 3/27/2028 (d)	165	168
5.15%, 3/17/2030 (d)	75	76
		2,324
Consumer Staples Distribution & Retail — 0.0% ^
Kroger Co. (The)
5.00%, 9/15/2034	50	50
5.50%, 9/15/2054	40	39
		89
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (d)	49	48
Smurfit Westrock Financing DAC (Ireland) 5.42%, 1/15/2035	200	206
Sonoco Products Co. 5.00%, 9/1/2034	100	99
		353
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	20	16
Diversified REITs — 0.0% ^
Safehold GL Holdings LLC 2.85%, 1/15/2032	80	71
WP Carey, Inc.
2.40%, 2/1/2031	36	32
2.45%, 2/1/2032	40	35
		138
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.
3.50%, 6/1/2041	128	102
3.55%, 9/15/2055	76	52

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Verizon Communications, Inc.
4.78%, 2/15/2035	13	13
5.40%, 7/2/2037 (d)	117	119
2.65%, 11/20/2040	44	32
		318
Electric Utilities — 0.2%
AEP Transmission Co. LLC 5.40%, 3/15/2053	60	59
Baltimore Gas and Electric Co.
5.40%, 6/1/2053	185	182
5.65%, 6/1/2054	80	82
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	217	224
DTE Electric Co.
Series B, 3.25%, 4/1/2051	100	70
Series B, 3.65%, 3/1/2052	45	34
Duke Energy Corp.
6.10%, 9/15/2053	70	74
5.70%, 9/15/2055	80	80
Duke Energy Florida LLC 5.95%, 11/15/2052	62	65
Duke Energy Progress LLC 2.90%, 8/15/2051	40	26
Duke Energy Progress SC Storm Funding LLC Series A, 5.40%, 3/1/2044	513	526
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (d)	20	18
Electricite de France SA (France) 5.95%, 4/22/2034 (d)	250	266
Emera US Finance LP (Canada) 4.75%, 6/15/2046	172	148
Enel Finance International NV (Italy) 5.00%, 9/30/2035 (d)	200	197
Entergy Arkansas LLC 5.75%, 6/1/2054	70	72
Entergy Louisiana LLC
4.00%, 3/15/2033	40	38
5.70%, 3/15/2054	100	101
Entergy Mississippi LLC 5.00%, 9/1/2033	100	102
Evergy Metro, Inc. 4.95%, 4/15/2033	89	90
Evergy Missouri West Storm Funding I LLC Series A-1, 5.10%, 12/1/2038	226	230
Eversource Energy 3.38%, 3/1/2032	290	268
Fells Point Funding Trust 3.05%, 1/31/2027 (d)	215	211
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (d)	274	234
Florida Power & Light Co. 5.30%, 4/1/2053	50	49
Indiana Michigan Power Co. 3.25%, 5/1/2051	55	37
Interstate Power and Light Co. 4.95%, 9/30/2034	55	55
ITC Holdings Corp. 5.40%, 6/1/2033 (d)	200	207
Jersey Central Power & Light Co. 5.10%, 1/15/2035	45	46
Massachusetts Electric Co. 4.00%, 8/15/2046 (d)	13	10
MidAmerican Energy Co. 5.85%, 9/15/2054	40	42
Monongahela Power Co. 5.85%, 2/15/2034 (d)	30	32
Nevada Power Co. 6.00%, 3/15/2054	30	31
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (d)	62	39
NextEra Energy Capital Holdings, Inc. 5.55%, 3/15/2054	110	108
Niagara Mohawk Power Corp. 6.00%, 7/3/2055 (d)	45	46
Northern States Power Co. 5.10%, 5/15/2053	100	95

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
2.45%, 12/2/2027 (d)	118	113
5.41%, 10/15/2035 (d) (f)	160	160
Ohio Power Co. 5.00%, 6/1/2033	70	71
Pacific Gas and Electric Co.
6.15%, 1/15/2033	100	106
5.80%, 5/15/2034	53	55
6.00%, 8/15/2035	155	162
3.75%, 8/15/2042 (g)	322	245
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	1,040	1,064
Series A-3, 5.54%, 7/15/2047	65	66
Series A-3, 5.53%, 6/1/2049	170	168
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	30	29
Series A-5, 5.10%, 6/1/2052	35	33
PPL Capital Funding, Inc. 5.25%, 9/1/2034	70	72
PPL Electric Utilities Corp. 5.25%, 5/15/2053	45	44
Public Service Co. of Oklahoma
5.25%, 1/15/2033	70	72
5.20%, 1/15/2035	30	30
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	50	49
Sierra Pacific Power Co. 5.90%, 3/15/2054	60	61
Sigeco Securitization I LLC Series A1, 5.03%, 11/15/2036	47	48
Southern California Edison Co.
Series C, 4.13%, 3/1/2048	150	115
5.88%, 12/1/2053	67	65
5.75%, 4/15/2054	125	118
5.90%, 3/1/2055	70	68
Tucson Electric Power Co. 5.50%, 4/15/2053	90	88
Union Electric Co.
5.20%, 4/1/2034	150	154
3.90%, 4/1/2052	163	127
5.45%, 3/15/2053	50	49
Vistra Operations Co. LLC
6.00%, 4/15/2034 (d)	74	78
5.70%, 12/30/2034 (d)	45	47
		7,751
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc.
5.40%, 6/12/2029	250	259
4.00%, 4/14/2032	500	481
		740
Financial Services — 0.0% ^
Fiserv, Inc. 5.15%, 8/12/2034	300	304
Nationwide Building Society (United Kingdom) 5.13%, 7/29/2029 (d)	250	257

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
NTT Finance Corp. (Japan) 5.17%, 7/16/2032 (d)	200	205
Shell International Finance BV 3.13%, 11/7/2049	52	36
		802
Food Products — 0.1%
Bunge Ltd. Finance Corp.
4.65%, 9/17/2034	127	125
5.15%, 8/4/2035	125	127
JBS USA Holding Lux SARL
3.00%, 5/15/2032	100	89
6.75%, 3/15/2034	260	287
5.50%, 1/15/2036 (d)	110	112
6.38%, 4/15/2066 (d)	110	113
JBS USA LUX SARL 5.95%, 4/20/2035 (d)	50	53
Kraft Heinz Foods Co.
4.63%, 10/1/2039	55	50
4.38%, 6/1/2046	29	24
Mars, Inc. 5.65%, 5/1/2045 (d)	205	208
		1,188
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	45	29
Southern California Gas Co. 6.35%, 11/15/2052	125	136
		165
Ground Transportation — 0.0% ^
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	37	33
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (d)	150	147
Uber Technologies, Inc. 4.80%, 9/15/2034	65	65
Union Pacific Corp. 3.55%, 8/15/2039	70	60
		305
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	18	17
DH Europe Finance II SARL 3.25%, 11/15/2039	230	189
Solventum Corp. 5.60%, 3/23/2034	146	152
		358
Health Care Providers & Services — 0.1%
AHS Hospital Corp. 5.02%, 7/1/2045	40	38
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	25	16
Cencora, Inc.
5.13%, 2/15/2034	290	297
4.25%, 3/1/2045	100	84
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	70	44
Cigna Group (The) 5.25%, 1/15/2036	205	208
CommonSpirit Health 2.78%, 10/1/2030	74	68
HCA, Inc.
3.63%, 3/15/2032	48	45
5.60%, 4/1/2034	310	322

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.45%, 9/15/2034	70	72
5.75%, 3/1/2035	112	117
5.50%, 6/15/2047	25	24
3.50%, 7/15/2051	23	16
5.95%, 9/15/2054	55	55
6.10%, 4/1/2064	140	140
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	45	29
UnitedHealth Group, Inc. 5.88%, 2/15/2053	25	26
		1,601
Health Care REITs — 0.0% ^
DOC DR LLC 2.63%, 11/1/2031	25	22
Hotels, Restaurants & Leisure — 0.0% ^
Darden Restaurants, Inc. 4.55%, 10/15/2029	150	151
Starbucks Corp. 3.35%, 3/12/2050	52	36
		187
Independent Power and Renewable Electricity Producers — 0.0% ^
AES Corp. (The) 5.80%, 3/15/2032	140	145
Constellation Energy Generation LLC 5.75%, 10/1/2041	40	41
Southern Power Co. 5.15%, 9/15/2041	174	167
		353
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	110	106
Industrial REITs — 0.0% ^
Goodman US Finance Six LLC (Australia) 5.13%, 10/7/2034 (d)	60	61
Prologis LP 5.25%, 3/15/2054	138	133
		194
Insurance — 0.0% ^
Aon North America, Inc. 5.75%, 3/1/2054	65	66
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	40	31
Brown & Brown, Inc. 2.38%, 3/15/2031	292	260
Corebridge Global Funding 4.90%, 8/21/2032 (d)	45	45
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	55	57
Nationwide Mutual Insurance Co. 8.25%, 12/1/2031 (d)	200	234
New York Life Insurance Co. 3.75%, 5/15/2050 (d)	156	118
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	60	58
Teachers Insurance & Annuity Association of America
4.27%, 5/15/2047 (d)	70	58
3.30%, 5/15/2050 (d)	96	66
		993
Interactive Media & Services — 0.0% ^
Meta Platforms, Inc. 5.40%, 8/15/2054	100	99
IT Services — 0.0% ^
CGI, Inc. (Canada) 2.30%, 9/14/2031	75	66

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	86	67
Media — 0.0% ^
Charter Communications Operating LLC
2.80%, 4/1/2031	392	354
5.85%, 12/1/2035	70	71
3.50%, 3/1/2042	35	25
3.70%, 4/1/2051	96	63
Comcast Corp.
3.25%, 11/1/2039	334	267
2.80%, 1/15/2051	130	79
5.35%, 5/15/2053	180	169
		1,028
Metals & Mining — 0.0% ^
Anglo American Capital plc (South Africa) 5.75%, 4/5/2034 (d)	200	210
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (d)	75	77
5.37%, 4/4/2029 (d)	240	247
5.63%, 4/4/2034 (d)	100	104
		638
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	44	28
Consolidated Edison Co. of New York, Inc. 3.20%, 12/1/2051	70	47
Consumers Energy Co. 3.25%, 8/15/2046	30	22
DTE Energy Co. 5.10%, 3/1/2029	200	205
Engie SA (France) 5.63%, 4/10/2034 (d)	290	302
NiSource, Inc. 5.20%, 7/1/2029	100	103
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	80	83
Puget Energy, Inc. 5.73%, 3/15/2035	45	46
San Diego Gas & Electric Co. 2.95%, 8/15/2051	70	46
Southern Co. Gas Capital Corp. 5.75%, 9/15/2033	250	265
		1,147
Office REITs — 0.0% ^
COPT Defense Properties LP 2.75%, 4/15/2031	54	49
Oil, Gas & Consumable Fuels — 0.1%
APA Infrastructure Ltd. (Australia) 5.13%, 9/16/2034 (d)	180	182
BP Capital Markets America, Inc. 2.77%, 11/10/2050	44	28
Cheniere Energy Partners LP 5.55%, 10/30/2035 (d)	55	56
Cheniere Energy, Inc. 5.65%, 4/15/2034	70	72
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/2031 (d)	44	45
5.68%, 1/15/2034 (d)	192	198
Columbia Pipelines Operating Co. LLC 5.70%, 10/1/2054 (d)	93	89
ConocoPhillips Co. 5.50%, 1/15/2055	95	93
Coterra Energy, Inc. 5.40%, 2/15/2035	115	116
Devon Energy Corp. 5.75%, 9/15/2054	36	33

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eastern Energy Gas Holdings LLC 6.20%, 1/15/2055	60	63
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	60	63
5.63%, 4/5/2034	150	157
Energy Transfer LP
5.25%, 7/1/2029	150	154
5.00%, 5/15/2044 (g)	105	93
6.00%, 6/15/2048	55	54
Exxon Mobil Corp. 3.00%, 8/16/2039	146	117
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (d)	498	498
Kinder Morgan, Inc. 7.80%, 8/1/2031	300	348
MPLX LP
5.50%, 6/1/2034	120	122
5.40%, 4/1/2035	65	66
NGPL PipeCo LLC 3.25%, 7/15/2031 (d)	40	36
Northern Natural Gas Co. 5.63%, 2/1/2054 (d)	20	20
Ovintiv, Inc. 6.25%, 7/15/2033	150	158
Pioneer Natural Resources Co. 2.15%, 1/15/2031	70	63
Plains All American Pipeline LP 5.95%, 6/15/2035	125	130
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027	35	35
5.03%, 10/1/2029	40	40
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	96	73
TransCanada PipeLines Ltd. (Canada) 5.85%, 3/15/2036	150	158
Western Midstream Operating LP 5.25%, 2/1/2050 (g)	25	22
Williams Cos., Inc. (The)
5.65%, 3/15/2033	40	42
5.60%, 3/15/2035	85	88
6.00%, 3/15/2055	25	26
		3,538
Passenger Airlines — 0.0% ^
United Airlines Pass-Through Trust Series 2016-2, Class A, 3.10%, 10/7/2028	31	30
Personal Care Products — 0.0% ^
Kenvue, Inc. 5.20%, 3/22/2063	70	65
Pharmaceuticals — 0.0% ^
Bristol-Myers Squibb Co.
3.70%, 3/15/2052	84	63
5.55%, 2/22/2054	13	13
5.65%, 2/22/2064	125	124
Eli Lilly & Co. 5.00%, 2/9/2054	210	199
Merck & Co., Inc.
4.00%, 3/7/2049	50	41
2.90%, 12/10/2061	55	33
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	110	106
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	400	305

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
3.18%, 7/9/2050	200	135
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	37	37
		1,056
Residential REITs — 0.0% ^
Essex Portfolio LP 5.50%, 4/1/2034	40	42
UDR, Inc. 2.10%, 8/1/2032	88	75
		117
Retail REITs — 0.0% ^
Brixmor Operating Partnership LP
2.25%, 4/1/2028	40	38
2.50%, 8/16/2031	20	18
NNN REIT, Inc.
5.60%, 10/15/2033	50	52
5.50%, 6/15/2034	60	62
		170
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc. 2.80%, 10/1/2041	46	34
Broadcom, Inc.
5.05%, 7/12/2029	250	258
4.55%, 2/15/2032	151	152
4.80%, 2/15/2036	165	165
3.19%, 11/15/2036 (d)	148	126
Intel Corp.
3.73%, 12/8/2047	50	37
3.25%, 11/15/2049	70	47
3.05%, 8/12/2051	70	44
KLA Corp. 3.30%, 3/1/2050	130	93
Marvell Technology, Inc.
2.95%, 4/15/2031	290	268
5.45%, 7/15/2035	259	267
NXP BV (Netherlands)
5.00%, 1/15/2033	30	30
3.25%, 5/11/2041	75	57
Texas Instruments, Inc. 5.05%, 5/18/2063	54	50
		1,628
Software — 0.0% ^
Cadence Design Systems, Inc. 4.70%, 9/10/2034	164	164
Oracle Corp.
4.80%, 9/26/2032	105	105
4.90%, 2/6/2033	60	61
3.80%, 11/15/2037	184	159
3.65%, 3/25/2041	130	104
5.88%, 9/26/2045	100	100
3.60%, 4/1/2050	150	106
6.00%, 8/3/2055	135	135

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc. 1.75%, 2/15/2031	47	41
Synopsys, Inc. 5.70%, 4/1/2055	125	126
		1,101
Specialized REITs — 0.0% ^
Crown Castle, Inc. 5.80%, 3/1/2034	35	37
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 3.63%, 4/15/2052	45	34
Technology Hardware, Storage & Peripherals — 0.0% ^
Apple, Inc. 2.70%, 8/5/2051	120	77
Dell International LLC 5.30%, 4/1/2032	280	289
		366
Tobacco — 0.0% ^
Altria Group, Inc. 2.45%, 2/4/2032	70	62
BAT Capital Corp. (United Kingdom) 4.39%, 8/15/2037	55	50
		112
Trading Companies & Distributors — 0.0% ^
Aviation Capital Group LLC 5.13%, 4/10/2030 (d)	100	101
Water Utilities — 0.0% ^
American Water Capital Corp. 5.45%, 3/1/2054	230	227
Wireless Telecommunication Services — 0.0% ^
T-Mobile USA, Inc.
2.55%, 2/15/2031	100	91
3.40%, 10/15/2052	185	127
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	150	147
		365
Total Corporate Bonds (Cost $55,442)		55,124
Mortgage-Backed Securities — 1.4%
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	335	314
Pool # WA1626, 3.45%, 8/1/2032	474	450
Pool # WN3225, 3.80%, 10/1/2034	200	190
Pool # WS4004, 4.40%, 9/1/2036	295	287
FHLMC UMBS, 30 Year
Pool # QA5290, 2.50%, 12/1/2049	413	353
Pool # QB8503, 2.50%, 2/1/2051	219	186
Pool # SD4767, 2.50%, 2/1/2051	462	394
Pool # QC9443, 2.50%, 10/1/2051	468	399
Pool # SD5768, 3.00%, 1/1/2052	824	730
Pool # QD7596, 2.50%, 2/1/2052	807	688
Pool # RA6815, 2.50%, 2/1/2052	730	623
Pool # SD3952, 2.50%, 3/1/2052	858	732
Pool # SD1373, 3.00%, 5/1/2052	462	410
Pool # QE1637, 4.00%, 5/1/2052	53	50

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QE1832, 4.50%, 5/1/2052	75	75
Pool # SD4119, 3.00%, 8/1/2052	391	348
Pool # SD3684, 4.50%, 11/1/2052	731	715
Pool # QH9763, 6.00%, 1/1/2054	149	155
Pool # QI5618, 6.50%, 5/1/2054	666	697
FNMA UMBS, 20 Year Pool # MA4016, 2.50%, 5/1/2040	382	347
FNMA UMBS, 30 Year
Pool # BO1362, 4.00%, 6/1/2049	72	69
Pool # BK2113, 2.50%, 3/1/2050	173	147
Pool # CA5658, 2.50%, 5/1/2050	56	48
Pool # FM3118, 3.00%, 5/1/2050	124	111
Pool # BP8608, 2.50%, 6/1/2050	120	102
Pool # BP9250, 2.50%, 7/1/2050	643	551
Pool # CA6635, 2.50%, 8/1/2050	105	90
Pool # FP0059, 2.50%, 8/1/2050	382	323
Pool # BP7667, 2.50%, 12/1/2050	280	240
Pool # BR4318, 3.00%, 1/1/2051	151	136
Pool # BQ8009, 4.00%, 2/1/2051	351	336
Pool # BQ8010, 4.00%, 2/1/2051	279	268
Pool # CB0189, 3.00%, 4/1/2051	107	95
Pool # CB0458, 2.50%, 5/1/2051	560	477
Pool # FM7916, 2.50%, 6/1/2051	104	89
Pool # FM7957, 2.50%, 7/1/2051	1,043	892
Pool # CB1301, 2.50%, 8/1/2051	273	233
Pool # FM8247, 2.50%, 8/1/2051	150	128
Pool # CB1908, 2.50%, 10/1/2051	853	726
Pool # FM9491, 2.50%, 11/1/2051	584	498
Pool # FS4624, 2.50%, 11/1/2051	137	116
Pool # CB2170, 3.00%, 11/1/2051	199	175
Pool # BU1805, 2.50%, 12/1/2051	220	187
Pool # CB2313, 2.50%, 12/1/2051	169	144
Pool # FS2559, 3.00%, 12/1/2051	451	400
Pool # CB2637, 2.50%, 1/1/2052	526	450
Pool # FS7749, 3.00%, 2/1/2052	486	432
Pool # BV0295, 3.50%, 2/1/2052	190	176
Pool # CB3608, 3.50%, 5/1/2052	624	573
Pool # BV6743, 4.50%, 5/1/2052	73	72
Pool # BV9515, 6.00%, 6/1/2052	92	95
Pool # CB5380, 5.00%, 10/1/2052	310	309
Pool # BY4714, 5.00%, 6/1/2053	282	281
Pool # DA7753, 5.50%, 1/1/2054	77	79
Pool # DA0425, 6.00%, 2/1/2054	158	163
Pool # DA7754, 6.00%, 2/1/2054	622	641
Pool # CB8334, 5.50%, 4/1/2054	879	890
Pool # DB3860, 6.00%, 4/1/2054	419	430
Pool # DB3885, 6.50%, 5/1/2054	666	696
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	56	56

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL2588, 2.97%, 8/1/2026	290	287
Pool # BS7576, 4.86%, 12/1/2027	265	269
Pool # AM3010, 5.07%, 3/1/2028	100	103
Pool # BS6144, 3.97%, 1/1/2029	345	344
Pool # AM5319, 4.34%, 1/1/2029	87	88
Pool # BL1460, 3.74%, 2/1/2029	800	794
Pool # BS8149, 4.97%, 9/1/2029	300	309
Pool # BS4290, 1.95%, 10/1/2029	500	458
Pool # BL4956, 2.41%, 11/1/2029	304	286
Pool # BS7361, 4.76%, 1/1/2030	520	533
Pool # BL9252, 1.37%, 3/1/2030	108	97
Pool # BS0154, 1.28%, 4/1/2030	74	65
Pool # BZ0896, 5.43%, 7/1/2030	794	831
Pool # AM4789, 4.18%, 11/1/2030	51	51
Pool # BL9494, 1.46%, 12/1/2030	75	65
Pool # BL9652, 1.56%, 12/1/2030	377	334
Pool # BS6024, 3.96%, 2/1/2031	209	206
Pool # BS7290, 5.64%, 2/1/2031	539	569
Pool # BS7121, 5.15%, 3/1/2031	400	415
Pool # BS6203, 4.26%, 4/1/2031	146	145
Pool # BS8442, 4.74%, 4/1/2031	309	316
Pool # BS2915, 1.87%, 5/1/2031	60	53
Pool # BL2999, 3.15%, 6/1/2031	776	738
Pool # BS7813, 4.83%, 6/1/2031	205	211
Pool # BS6802, 4.93%, 6/1/2031	299	308
Pool # BL3774, 2.77%, 8/1/2031	100	93
Pool # BL3648, 2.85%, 8/1/2031	100	93
Pool # BL3700, 2.92%, 8/1/2031	98	92
Pool # BS5580, 3.68%, 1/1/2032	230	222
Pool # BS4654, 2.39%, 3/1/2032	233	209
Pool # BL5680, 2.44%, 3/1/2032	362	325
Pool # BZ2434, 4.95%, 3/1/2032	1,138	1,167
Pool # AN5952, 3.01%, 7/1/2032	96	90
Pool # AN6149, 3.14%, 7/1/2032	130	121
Pool # BS5530, 3.30%, 7/1/2032	422	398
Pool # BS8070, 5.35%, 7/1/2032	400	420
Pool # BS6345, 3.91%, 8/1/2032	115	112
Pool # BZ0884, 5.37%, 9/1/2032	941	987
Pool # BS6822, 3.81%, 10/1/2032	220	213
Pool # BS8528, 4.31%, 10/1/2032	520	517
Pool # BS6872, 4.41%, 10/1/2032	85	85
Pool # BS6928, 4.55%, 10/1/2032	90	91
Pool # BS6954, 4.93%, 10/1/2032	175	181
Pool # BM6491, 1.46%, 11/1/2032 (h)	674	563
Pool # BM6492, 1.51%, 11/1/2032 (h)	851	713
Pool # BS6819, 4.12%, 11/1/2032	275	271
Pool # BS7090, 4.45%, 12/1/2032	506	510
Pool # BS8428, 4.41%, 1/1/2033	355	355

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS5357, 3.41%, 3/1/2033	169	158
Pool # BS8416, 4.56%, 5/1/2033	165	167
Pool # AN9752, 3.65%, 7/1/2033	309	295
Pool # BS5511, 3.45%, 8/1/2033	220	205
Pool # BS5127, 3.15%, 9/1/2033	130	119
Pool # BZ0430, 4.32%, 2/1/2034	450	447
Pool # BL7124, 1.93%, 6/1/2035	151	125
Pool # BZ0217, 5.22%, 8/1/2035	345	360
Pool # AN0375, 3.76%, 12/1/2035	158	151
Pool # BF0045, 4.50%, 3/1/2052	49	48
Pool # BF0091, 3.50%, 5/1/2056	219	199
Pool # BF0108, 4.50%, 6/1/2056	100	98
Pool # BF0189, 3.00%, 6/1/2057	132	116
Pool # BF0219, 3.50%, 9/1/2057	537	486
Pool # BF0230, 5.50%, 1/1/2058	200	208
Pool # BF0497, 3.00%, 7/1/2060	115	100
Pool # BF0537, 3.00%, 3/1/2061	472	405
Pool # BF0561, 3.00%, 9/1/2061	615	527
Pool # BF0578, 2.50%, 12/1/2061	948	773
Pool # BF0580, 3.50%, 12/1/2061	106	96
Pool # BF0732, 2.50%, 6/1/2063	632	523
Pool # BF0733, 3.00%, 6/1/2063	567	486
GNMA II, 30 Year
Pool # 783525, 4.50%, 12/20/2031	13	13
Pool # 784602, 4.00%, 5/20/2038	65	64
Pool # BS8546, 2.50%, 12/20/2050	230	197
Pool # 785294, 3.50%, 1/20/2051	236	212
Pool # CA8452, 3.00%, 2/20/2051	354	319
Pool # CA9005, 3.00%, 2/20/2051	297	274
Pool # CB1543, 3.00%, 2/20/2051	252	225
Pool # CA3588, 3.50%, 2/20/2051	258	236
Pool # CB1536, 3.50%, 2/20/2051	577	529
Pool # CB1542, 3.00%, 3/20/2051	256	228
Pool # CB4433, 3.00%, 3/20/2051	410	360
Pool # CC0070, 3.00%, 3/20/2051	42	38
Pool # CC8726, 3.00%, 3/20/2051	51	46
Pool # CC8738, 3.00%, 3/20/2051	60	54
Pool # CC8723, 3.50%, 3/20/2051	643	586
Pool # CC0088, 4.00%, 3/20/2051	16	15
Pool # CC0092, 4.00%, 3/20/2051	30	29
Pool # CC8727, 3.00%, 4/20/2051	85	76
Pool # CC8739, 3.00%, 4/20/2051	245	219
Pool # CC8740, 3.00%, 4/20/2051	201	179
Pool # CC8751, 3.00%, 4/20/2051	45	40
Pool # CE9911, 3.00%, 7/20/2051	127	113
Pool # CE9913, 3.00%, 7/20/2051	73	65
Pool # CE9914, 3.00%, 7/20/2051	67	60
Pool # CE9915, 3.00%, 7/20/2051	120	109

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CA3563, 3.50%, 7/20/2051	251	232
Pool # CE2586, 3.50%, 7/20/2051	267	243
Pool # CK1527, 3.50%, 12/20/2051	190	174
Pool # CJ8184, 3.50%, 1/20/2052	205	187
Pool # CK2716, 3.50%, 2/20/2052	182	164
Pool # CK8295, 5.00%, 3/20/2052	137	136
Pool # CN3557, 4.50%, 5/20/2052	109	107
Pool # CN3127, 5.00%, 8/20/2052	130	129
Pool # CU6748, 6.00%, 9/20/2053	261	269
Pool # DA2721, 5.50%, 3/20/2054	111	112
Pool # DB0470, 5.50%, 3/20/2054	736	744
GNMA II, Other
Pool # CT6280, 3.50%, 2/20/2062	167	150
Pool # CV6672, 5.00%, 7/20/2062	130	129
Pool # CU1093, 5.50%, 6/20/2063	83	83
Pool # CU1092, 6.00%, 6/20/2063	112	113
Pool # CT6283, 6.00%, 7/20/2063	206	209
Pool # CW0095, 6.00%, 7/20/2063	146	149
Total Mortgage-Backed Securities (Cost $50,310)		49,478
Asset-Backed Securities — 0.9%
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (d)	30	28
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (d)	170	166
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	105	102
Series 2016-3, Class AA, 3.00%, 10/15/2028	73	70
Series 2017-2, Class A, 3.60%, 10/15/2029	621	590
Series 2021-1, Class B, 3.95%, 7/11/2030	134	128
American Credit Acceptance Receivables Trust
Series 2023-1, Class D, 6.35%, 4/12/2029 (d)	100	101
Series 2024-1, Class D, 5.86%, 5/13/2030 (d)	205	209
AMSR Trust
Series 2025-SFR2, Class C, 4.28%, 11/17/2030 (d) (f)	430	415
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 (d)	100	98
Series 2024-SFR1, Class D, 4.29%, 7/17/2041 (d) (g)	330	319
Series 2024-SFR2, Class D, 4.15%, 11/17/2041 (d)	240	230
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 7/17/2046 (d)	352	326
Avis Budget Rental Car Funding AESOP LLC
Series 2024-2A, Class B, 5.57%, 10/20/2028 (d)	285	290
Series 2024-1A, Class A, 5.36%, 6/20/2030 (d)	155	160
Bridge Trust
Series 2024-SFR1, Class C, 4.30%, 8/17/2040 (d)	445	429
Series 2024-SFR1, Class D, 4.30%, 8/17/2040 (d)	510	487
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C, 5.70%, 7/16/2029	570	577
Series 2024-1, Class D, 6.03%, 11/15/2029	170	173
Series 2024-2, Class C, 6.07%, 2/15/2030	610	621
Series 2025-1, Class D, 5.64%, 11/15/2030	610	621

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Business Jet Securities LLC
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (d)	83	82
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (d)	538	540
CarMax Auto Owner Trust Series 2024-1, Class B, 5.17%, 8/15/2029	250	254
Cascade MH Asset Trust
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (d)	192	175
Series 2024-MH1, Class A1, 5.69%, 11/25/2056 (d) (h)	256	263
CFMT LLC Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (d) (h)	392	386
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (d)	230	232
Consumer Portfolio Services Auto Trust Series 2025-B, Class D, 5.56%, 7/15/2031 (d)	350	354
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A, 5.78%, 12/15/2032 (d)	270	274
Credit Acceptance Auto Loan Trust
Series 2023-5A, Class B, 6.71%, 2/15/2034 (d)	155	159
Series 2024-2A, Class C, 6.70%, 10/16/2034 (d)	635	658
Crossroads Asset Trust Series 2025-A, Class A2, 4.91%, 2/20/2032 (d)	185	186
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (d)	265	262
Drive Auto Receivables Trust
Series 2024-1, Class C, 5.43%, 11/17/2031	125	127
Series 2025-2, Class D, 4.90%, 12/15/2032	495	495
DT Auto Owner Trust Series 2023-2A, Class D, 6.62%, 2/15/2029 (d)	130	133
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (d)	53	51
Enterprise Fleet Financing LLC Series 2024-1, Class A3, 5.16%, 9/20/2030 (d)	100	102
Exeter Automobile Receivables Trust
Series 2023-5A, Class C, 6.85%, 1/16/2029	120	122
Series 2024-1A, Class D, 5.84%, 6/17/2030	250	256
Series 2025-4A, Class C, 4.57%, 6/16/2031	600	601
Series 2025-3A, Class C, 5.09%, 10/15/2031	535	542
FHF Issuer Trust Series 2024-1A, Class A2, 5.69%, 2/15/2030 (d)	95	96
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (d)	49	49
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (d)	260	252
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (d)	100	99
Flagship Credit Auto Trust Series 2023-1, Class C, 5.43%, 5/15/2029 (d)	240	238
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (d) (h)	150	144
Foundation Finance Trust
Series 2023-2A, Class A, 6.53%, 6/15/2049 (d)	148	154
Series 2024-2A, Class A, 4.60%, 3/15/2050 (d)	175	175
Series 2024-2A, Class B, 4.93%, 3/15/2050 (d)	91	91
GreatAmerica Leasing Receivables Funding LLC Series 2024-1, Class A4, 5.08%, 12/16/2030 (d)	785	802
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (d) (h)	739	745
Hilton Grand Vacations Trust
Series 2022-2A, Class B, 4.74%, 1/25/2037 (d)	164	164
Series 2024-2A, Class B, 5.65%, 3/25/2038 (d)	277	282
Series 2024-1B, Class B, 5.99%, 9/15/2039 (d)	234	238
Series 2024-1B, Class C, 6.62%, 9/15/2039 (d)	79	81
HINNT LLC
Series 2022-A, Class B, 4.65%, 5/15/2041 (d)	176	175
Series 2024-A, Class B, 5.84%, 3/15/2043 (d)	182	185

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-A, Class C, 6.32%, 3/15/2043 (d)	219	222
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 (d)	221	214
Series 2021-3, Class D, 3.00%, 1/17/2041 (d)	139	130
Invitation Homes Trust Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (d)	170	165
Lendmark Funding Trust Series 2024-1A, Class B, 5.88%, 6/21/2032 (d)	200	203
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (d)	195	191
Series 2024-AA, Class C, 6.00%, 9/22/2036 (d)	199	203
MVW LLC
Series 2021-2A, Class C, 2.23%, 5/20/2039 (d)	73	69
Series 2024-1A, Class B, 5.51%, 2/20/2043 (d)	91	92
Series 2024-1A, Class C, 6.20%, 2/20/2043 (d)	112	114
New Residential Mortgage Loan Trust Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (d)	310	300
Octane Receivables Trust
Series 2021-2A, Class C, 2.53%, 5/21/2029 (d)	355	352
Series 2023-3A, Class B, 6.48%, 7/20/2029 (d)	140	142
Series 2023-1A, Class C, 6.37%, 9/20/2029 (d)	145	147
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class B, 3.95%, 11/14/2028 (d)	225	224
Series 2022-1A, Class B, 5.07%, 6/14/2029 (d)	295	296
Series 2023-1A, Class A, 5.41%, 11/14/2029 (d)	190	192
Oportun Issuance Trust
Series 2021-B, Class A, 1.47%, 5/8/2031 (d)	115	113
Series 2025-A, Class B, 5.30%, 2/8/2033 (d)	105	105
Series 2025-A, Class C, 5.89%, 2/8/2033 (d)	100	100
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (d)	1	1
Pagaya AI Technology in Housing Trust Series 2023-1, Class C, 3.60%, 10/25/2040 (d)	270	255
Post Road Equipment Finance LLC Series 2024-1A, Class C, 5.81%, 10/15/2030 (d)	545	553
PRET LLC Series 2021-RN4, Class A1, 5.49%, 10/25/2051 (d) (h)	52	52
Progress Residential Trust
Series 2024-SFR5, Class D, 3.38%, 8/9/2029 (d) (h)	225	210
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (d) (h)	500	462
Series 2023-SFR1, Class D, 4.65%, 3/17/2040 (d)	250	247
Series 2024-SFR1, Class E1, 3.85%, 2/17/2041 (d)	100	95
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (d) (h)	100	94
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (d) (h)	125	116
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (d)	285	270
Series 2024-SFR3, Class D, 3.50%, 6/17/2041 (d)	650	612
Series 2024-SFR4, Class C, 3.33%, 7/17/2041 (d)	565	532
Series 2025-SFR3, Class C, 3.39%, 7/17/2042 (d)	315	291
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (d)	800	771
Series 2025-SFR5, Class B, 4.00%, 10/17/2042 (d)	1,000	958
Purchasing Power Funding LLC Series 2024-A, Class B, 6.43%, 8/15/2028 (d)	195	197
Reach ABS Trust Series 2024-1A, Class B, 6.29%, 2/18/2031 (d)	190	192
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/2031 (d)	29	29
Series 2024-A, Class A, 5.91%, 8/20/2032 (d)	600	607

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Drive Auto Receivables Trust
Series 2023-1, Class C, 5.09%, 5/15/2030	120	121
Series 2024-2, Class C, 5.84%, 6/17/2030	480	491
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (d)	900	906
Series 2024-A, Class A4, 5.24%, 1/22/2029 (d)	325	327
SCF Equipment Leasing LLC
Series 2024-1A, Class C, 5.82%, 9/20/2032 (d)	145	150
Series 2023-1A, Class C, 6.77%, 8/22/2033 (d)	170	177
SFS Auto Receivables Securitization Trust Series 2024-1A, Class C, 5.51%, 1/20/2032 (d)	325	333
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (d)	26	25
Series 2021-2A, Class B, 1.80%, 9/20/2038 (d)	13	13
Series 2022-2A, Class C, 6.36%, 6/20/2040 (d)	66	67
Series 2024-1A, Class C, 5.94%, 1/20/2043 (d)	76	77
Series 2025-2A, Class C, 5.32%, 4/20/2044 (d)	102	103
Stream Innovations Issuer Trust Series 2025-1A, Class A, 5.05%, 9/15/2045 (d)	270	272
Tricolor Auto Securitization Trust Series 2024-1A, Class B, 6.53%, 12/15/2027 (d)	295	234
Tricon Residential Trust
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (d)	379	380
Series 2023-SFR2, Class C, 5.00%, 12/17/2040 (d)	105	105
United Airlines Pass-Through Trust
Series 2019-2, Class B, 3.50%, 5/1/2028	39	39
Series 2018-1, Class A, 3.70%, 3/1/2030	81	76
Series 2024-1, Class AA, 5.45%, 2/15/2037	326	336
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (d) (g)	25	25
VOLT XCVII LLC Series 2021-NPL6, Class A1, 6.24%, 4/25/2051 (d) (g)	14	14
Westgate Resorts LLC
Series 2024-1A, Class B, 6.56%, 1/20/2038 (d)	273	277
Series 2024-1A, Class C, 7.06%, 1/20/2038 (d)	171	174
Westlake Automobile Receivables Trust
Series 2023-1A, Class C, 5.74%, 8/15/2028 (d)	200	201
Series 2023-4A, Class C, 6.64%, 11/15/2028 (d)	100	102
Total Asset-Backed Securities (Cost $31,041)		31,507
Collateralized Mortgage Obligations — 0.5%
Anchor Mortgage Trust Series 2025-RTL1, Class A1, 5.72%, 5/25/2040 (d) (g)	130	131
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.06%, 7/25/2043 (d) (h)	190	196
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (d) (g)	100	101
FARM Mortgage Trust Series 2024-2, Class A, 5.19%, 8/1/2054 (d) (h)	206	203
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MT, 3.00%, 5/25/2057	209	179
Series 2018-1, Class M60C, 3.50%, 5/25/2057	151	140
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (h)	197	184
Series 2018-2, Class M55D, 4.00%, 11/25/2057	255	240
Series 2018-4, Class M55D, 4.00%, 3/25/2058	122	116
Series 2019-1, Class MT, 3.50%, 7/25/2058	75	67
Series 2019-1, Class M55D, 4.00%, 7/25/2058	299	281

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-2, Class M55D, 4.00%, 8/25/2058	223	209
Series 2019-3, Class MB, 3.50%, 10/25/2058	225	190
Series 2019-3, Class M55D, 4.00%, 10/25/2058	210	198
Series 2019-4, Class M55D, 4.00%, 2/25/2059	78	73
Series 2020-3, Class MT, 2.00%, 5/25/2060	627	499
Series 2022-1, Class MTU, 3.25%, 11/25/2061	73	63
Series 2024-2, Class MT, 3.50%, 5/25/2064	400	351
FHLMC, REMIC
Series 2893, Class PE, 5.00%, 11/15/2034	194	199
Series 3674, Class HZ, 5.50%, 5/15/2040	369	391
Series 4065, Class QB, 3.00%, 6/15/2042	185	175
Series 4116, Class UC, 2.50%, 10/15/2042	188	139
Series 4941, Class KG, 2.00%, 12/15/2047	490	419
Series 5190, Class LM, 2.50%, 1/25/2048	328	300
Series 4941, Class IA, IO, 4.50%, 7/25/2049	634	144
Series 5174, Class IG, IO, 3.00%, 1/25/2050	1,701	219
Series 5054, Class PB, 1.00%, 11/25/2050	395	314
Series 5052, Class KI, IO, 4.00%, 12/25/2050	1,617	331
Series 5171, Class NI, IO, 3.00%, 7/25/2051	1,268	170
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	58	61
FNMA, Grantor Trust, Whole Loan
Series 2001-T12, Class A1, 6.50%, 8/25/2041	102	103
Series 2002-T4, Class A1, 6.50%, 12/25/2041	12	12
FNMA, REMIC
Series 2017-35, Class VA, 4.00%, 7/25/2028	68	68
Series 2018-72, Class VB, 3.50%, 10/25/2031	224	220
Series 2018-56, Class VN, 3.50%, 5/25/2038	180	167
Series 2011-41, Class KA, 4.00%, 1/25/2041	1	1
Series 2011-126, Class JB, 2.50%, 12/25/2041	446	420
Series 2012-108, Class PL, 3.00%, 10/25/2042	119	108
Series 2022-4, Class TA, 1.00%, 4/25/2051	202	166
Series 2021-22, Class BI, IO, 4.00%, 4/25/2051	1,661	367
Series 2025-18, Class MA, 0.50%, 9/25/2054	676	574
Series 2019-7, Class CA, 3.50%, 11/25/2057	241	234
Series 2018-75, Class UZ, 4.00%, 10/25/2058	898	859
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	116	118
GNMA
Series 2013-82, Class WI, IO, 3.50%, 7/20/2042	953	107
Series 2016-61, Class A, 2.00%, 9/20/2042	341	291
Series 2020-32, Class IA, IO, 4.05%, 3/16/2047 (h)	2,614	472
Series 2019-85, Class QY, 3.00%, 7/20/2049	300	218
Series 2020-185, Class PE, 1.50%, 12/20/2050	233	182
Series 2021-83, Class KB, 1.25%, 5/20/2051	273	215
Series 2022-105, Class SG, IF, IO, 1.66%, 6/20/2052 (h)	1,114	119
Series 2022-151, Class B, 4.25%, 9/20/2052	150	124
Series 2024-64, Class YH, 5.00%, 4/20/2054	715	693
Series 2012-H31, Class FD, 4.81%, 12/20/2062 (h)	31	31
Series 2024-57, Class PT, 4.50%, 4/20/2064	639	626

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H16, Class FG, 4.91%, 7/20/2065 (h)	28	28
Series 2016-H13, Class FT, 5.05%, 5/20/2066 (h)	2	2
Series 2016-H26, Class FC, 5.47%, 12/20/2066 (h)	106	107
Series 2021-H14, Class YD, 7.19%, 6/20/2071 (h)	201	179
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (d) (g)	672	654
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (d) (g)	400	401
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (d) (g)	70	70
LHOME Mortgage Trust Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (d) (g)	325	326
MFA Trust Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (d) (g)	400	404
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (d) (g)	650	655
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (d) (g)	840	845
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (d) (g)	185	185
Ocwen Loan Investment Trust Series 2024-HB1, Class M2, 3.00%, 2/25/2037 ‡ (d)	360	348
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (d) (g)	195	196
Seasoned Loans Structured Transaction Trust Series 2025-1, Class A1, 3.00%, 5/25/2035	720	671
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (d) (g)	220	221
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (d) (h)	348	313
Total Collateralized Mortgage Obligations (Cost $18,297)		18,383
Commercial Mortgage-Backed Securities — 0.2%
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (d)	170	166
Commercial Mortgage Trust Series 2018-HOME, Class A, 3.94%, 4/10/2033 (d) (h)	235	230
DBSG ALTA Mortgage Trust Series 2024-ALTA, Class A, 6.14%, 6/10/2037 (d) (h)	705	717
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K136, Class A2, 2.13%, 11/25/2031	259	231
Series K140, Class A2, 2.25%, 1/25/2032	262	234
Series K-150, Class A2, 3.71%, 9/25/2032 (h)	185	179
FNMA ACES
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (h)	1,494	62
Series 2017-M11, Class A2, 2.98%, 8/25/2029	125	120
Series 2020-M50, Class A2, 1.20%, 10/25/2030	121	116
Series 2020-M50, Class X1, IO, 1.92%, 10/25/2030 (h)	1,999	76
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (h)	185	159
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (h)	365	320
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (h)	2	2
Series 2024-M2, Class A2, 3.75%, 8/25/2033	875	829
Series 2021-M3, Class X1, IO, 2.01%, 11/25/2033 (h)	708	45
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (d) (h)	125	118
Series 2016-K56, Class B, 4.10%, 6/25/2049 (d) (h)	90	89
Series 2016-K58, Class B, 3.87%, 9/25/2049 (d) (h)	465	461
Series 2017-K67, Class C, 4.08%, 9/25/2049 (d) (h)	375	368
Series 2020-K737, Class B, 3.44%, 1/25/2053 (d) (h)	120	118
Multi-Family Connecticut Avenue Securities Trust
Series 2023-01, Class M7, 8.36%, 11/25/2053 (d) (h)	197	205
Series 2024-01, Class M7, 7.11%, 7/25/2054 (d) (h)	152	154
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (d)	150	155

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (d)	195	173
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.53%, 7/15/2040 (d) (h)	170	174
Total Commercial Mortgage-Backed Securities (Cost $5,469)		5,501
Foreign Government Securities — 0.0% ^
Eagle Funding Luxco Sarl 5.50%, 8/17/2030 (d)	460	467
United Mexican States
5.85%, 7/2/2032	200	207
5.38%, 3/22/2033	422	422
6.00%, 5/7/2036	200	205
6.88%, 5/13/2037	200	216
Total Foreign Government Securities (Cost $1,481)		1,517
Municipal Bonds — 0.0% (i) ^
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041 (Cost $55)	55	56
	SHARES (000)
Short-Term Investments — 1.5%
Investment Companies — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (j) (Cost $49,719)	49,719	49,719
Total Investments — 99.7% (Cost $2,478,149)		3,417,802
Other Assets in Excess of Liabilities — 0.3%		11,367
NET ASSETS — 100.0%		3,429,169

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the effective yield as of September 30, 2025.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2025.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2025.

(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2025.

(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	The rate shown is the current yield as of September 30, 2025.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	208	12/19/2025	USD	25,541	415
S&P MidCap 400 E-Mini Index	104	12/19/2025	USD	34,182	(227)
U.S. Treasury 10 Year Note	20	12/19/2025	USD	2,250	10
U.S. Treasury 10 Year Ultra Note	55	12/19/2025	USD	6,329	75
U.S. Treasury Long Bond	31	12/19/2025	USD	3,614	61
U.S. Treasury 2 Year Note	49	12/31/2025	USD	10,210	4
U.S. Treasury 5 Year Note	24	12/31/2025	USD	2,621	3
					341
Short Contracts
U.S. Treasury Ultra Bond	(11)	12/19/2025	USD	(1,322)	(36)
					305

Abbreviations
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$30,499	$1,008	$31,507
Collateralized Mortgage Obligations	—	18,035	348	18,383
Commercial Mortgage-Backed Securities	—	5,501	—	5,501
Corporate Bonds	—	55,124	—	55,124
Exchange-Traded Funds	941,970	—	—	941,970
Foreign Government Securities	—	1,517	—	1,517
Investment Companies	2,200,634	—	—	2,200,634
Mortgage-Backed Securities	—	49,478	—	49,478
Municipal Bonds	—	56	—	56
U.S. Treasury Obligations	—	63,913	—	63,913
Short-Term Investments
Investment Companies	49,719	—	—	49,719
Total Investments in Securities	$3,192,323	$224,123	$1,356	$3,417,802
Appreciation in Other Financial Instruments
Futures Contracts	$568	$—	$—	$568
Depreciation in Other Financial Instruments
Futures Contracts	$(263)	$—	$—	$(263)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$305	$—	$—	$305
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Emerging Markets Equity ETF (a)	$104,120	$138	$4,317	$723	$8,477	$109,141	1,724	$1,087	$—
JPMorgan BetaBuilders International Equity ETF (a)	563,831	15,983	10,126	425	22,262	592,375	8,447	2,330	—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	44,886	434	—	—	1,654	46,974	492	358	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	124,470	648	3,392	373	7,902	130,001	1,250	452	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	61,301	—	5,230	419	6,989	63,479	856	207	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	630,556	38,547	—	—	7,229	676,332	92,395	8,100	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	29,552	643	—	—	1,045	31,240	4,784	439	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	103,520	679	6,493	1,407	9,926	109,039	5,247	—	—

JPMorgan SmartRetirement® Blend 2035 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2025
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2025	Shares at September 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Equity Index Fund Class R6 Shares (a)	$1,192,592	$3,732	$39,446	$9,368	$82,689	$1,248,935	12,441	$3,732	$—
JPMorgan High Yield Fund Class R6 Shares (a)	126,122	8,177	—	—	789	135,088	20,499	2,115	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.09% (a) (b)	51,786	69,618	71,685	—	—	49,719	49,719	615	—
Total	$3,032,736	$138,599	$140,689	$12,715	$148,962	$3,192,323		$19,435	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2025.